Share-based payments - Summary of share-based compensation costs (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation costs [Line Items]
Employees of the controlling company	₩ 4,285	₩ (276)	₩ 4,670
Employees of the subsidiaries	32,898	(3,932)	32,634
Total	37,183	(4,208)	37,304
5th Stock options granted
Share-based compensation costs [Line Items]
Employees of the subsidiaries			9
Total			9
6th Stock options granted
Share-based compensation costs [Line Items]
Employees of the controlling company		(1)	(3)
Employees of the subsidiaries		(4)	(15)
Total		(5)	(18)
7th Stock options granted
Share-based compensation costs [Line Items]
Employees of the controlling company	(1)	(18)	(5)
Employees of the subsidiaries	(1)	(26)	(6)
Total	(2)	(44)	(11)
Performance shares
Share-based compensation costs [Line Items]
Employees of the controlling company	4,286	(257)	4,678
Employees of the subsidiaries	32,899	(3,902)	32,646
Total	₩ 37,185	₩ (4,159)	₩ 37,324